FAIR VALUE (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair values of financial instruments
Non-qualified employee benefit plan investments	$ 14	$ 12
Carrying Amount
Fair values of financial instruments
Non-qualified employee benefit plan investments	14	12
Long-term debt (including current portion)	(3,702)	(3,942)
Carrying Amount | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	18	27
Carrying Amount | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	(18)	(17)
Estimated Fair Value
Fair values of financial instruments
Non-qualified employee benefit plan investments	14	12
Long-term debt (including current portion)	(3,869)	(4,061)
Estimated Fair Value | Cross Currency Interest Rate Contract
Fair values of financial instruments
Derivative contracts - assets	18	27
Estimated Fair Value | Interest rate contract
Fair values of financial instruments
Derivative contracts - liabilities	$ (18)	$ (17)